Shareholders' equity (Details 3) - BRL (R$)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Units
Treasury shares
Treasury shares at beginning of the period		25,786	7,080	16,531
Shares Acquisitions		12,768	14,284	13,873
Cancellation of Shares	[1],[2],[3]	(32,276)	13,138	(18,879)
Payment - Share-based compensation		(4,505)	(8,716)	(4,446)
Treasury shares at end of the period		1,773	25,786	7,080
Balance of Treasury Shares in thousand of reais	[2]	R$ 148,246	R$ 513,889	R$ 106,764
Emission Costs in thousands of Reais		194	145	95
Balance of Treasury Shares in thousands of reais		R$ 148,440	R$ 514,034	R$ 106,859
Cost/Market Value
Minimum cost		BRL 7.55	BRL 7.55	BRL 11.01
Weighted average cost		BRL 24.41	BRL 19.93	BRL 14.28
Maximum cost		BRL 32.29	BRL 26.81	BRL 18.51
Market value		BRL 27.64	BRL 28.32	BRL 16.04
ADRs
Treasury shares
Treasury shares at beginning of the period			13,138	13,081
Shares Acquisitions			0	57
Cancellation of Shares	[1],[2],[3]		(13,138)	0
Payment - Share-based compensation			0	0
Treasury shares at end of the period			0	13,138
Balance of Treasury Shares in thousand of reais	[2]		R$ 0	R$ 317,094
Emission Costs in thousands of Reais			0	0
Balance of Treasury Shares in thousands of reais			R$ 0	R$ 317,094
Cost/Market Value
Minimum cost			USD 4,37	USD 4,37
Weighted average cost			USD 6,17	USD 6,17
Maximum cost			USD 10,21	USD 10,21
Market value			USD 8,58	USD 3,89

[1]	At the EGM held on September, 18, 2017, it was approved the cancellation of 64,551,366 treasury shares (equivalent to 32,276 thousand Units) with the counterparty headings Capital Reserves and Profit Reserves, which represent the total of treasury shares registered in the book of common shares at that date, without reduction of the capital and consequent change in the clause 5th from the Bylaws in order to reflect the new quantities of common and preferred shares, nominatives and without value which represent the Banco Santander´s capital.
[2]	Extraordinary General Meeting held on December 14, 2015 the cancellation of 18,878,954 Units was approved (18,878,954 ON and 18,878,954 PN totaling 37,757,908 treasury shares) equivalent to R$268,573.
[3]	In January 2016 was the transformation of all ADRs that were held in treasury for UNIT's.